Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other commitments
2024	$ 531,196,138
2025	470,273,059
2026	107,110,957
2027	39,052,653
2028 and thereafter	0
Total	1,147,632,807
Financial Guarantee
Other commitments
Aggregate amount of guarantee	$ 1,926,419,080	$ 2,110,456,012	$ 2,156,348,238
Real Estate Ownership Period	six to twelve months
Payments to satisfy guarantee obligations	$ 2,286,938	4,068,840	$ 3,723,398
Provisions for Guarantee	0
Maximum exposure to credit loss	$ 202,187,414	$ 226,755,305
Number of equity method investees for whom financial guarantees provided | item	4